INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Net revenue	$ 1,688	$ 1,739	$ 4,961	$ 4,920
Cost of revenue	1,269	1,325	3,779	3,718
Gross profit	419	414	1,182	1,202
Research and development expenses	124	130	385	375
Selling, general and administrative expenses and other	100	98	255	334
Restructuring charges	0	1	0	6
Operating expenses	224	229	640	715
Income from operations	195	185	542	487
Finance income (expense), net	18	15	49	41
Other income (expense), net	8	(5)	46	(11)
Income before income taxes	221	195	637	517
Income tax (expense) benefit	28	(17)	51	(50)
Net income	249	178	688	467
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	248	177	686	465
Non-controlling interests	1	1	2	2
Net income	$ 249	$ 178	$ 688	$ 467
Net earnings per share attributable to the equity holders of the Company:
Basic (in USD per share)	$ 0.45	$ 0.32	$ 1.24	$ 0.84
Diluted (in USD per share)	$ 0.44	$ 0.32	$ 1.23	$ 0.83
Weighted average common shares outstanding:
Basic (in shares)	555	552	555	554
Diluted (in shares)	559	555	557	557